Cover	Apr. 14, 2022
Cover [Abstract]
Entity Registrant Name	AMAZON.COM INC
Amendment Flag	false
Entity Central Index Key	0001018724
Document Type	8-K
Document Period End Date	Apr. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-22513
Entity Tax Identification Number	91-1646860
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	(206)
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12b Security	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false